Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (5,655,119)	$ (7,530,361)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	18,384	14,230
Amortization	424,812	424,812
Lease expense	(660)
Impairment expense	0	1,270,115
Stock-based compensation - employees	1,176,600	682,000
Stock-based compensation - non-employees	36,000	89,741
Non-cash interest expense	2,792,061	2,385,807
Non-cash interest expense – related parties	431,716	353,326
Deferred lease expense		217,210
Change in fair value of patent acquisition liability	(290,000)	390,000
Foreign exchange loss (gain)	65,724	(91,963)
Changes in operating assets and liabilities
Other receivable	(5,205)	(196,343)
Accounts payable	(36,009)	95,049
Accounts payable – related parties		65,873
Accrued expenses	172,346	106,503
Net cash used in operating activities	(869,350)	(1,724,001)
Cash flows from investing activities
Advance on business acquisition	(190,000)	(100,000)
Leasehold improvements in progress		(5,439)
Net cash used in investing activities	(190,000)	(105,439)
Cash flows from financing activities
Issuance of loans payable		380,000
Repayment of loans payable		(230,000)
Issuance of loans payable – related parties		225,000
Issuance of convertible notes	1,045,914	1,565,887
Repayment of convertible notes	(6,000)	(21,600)
Issuance of convertible notes - related parties	20,000
Repayment of convertible notes - related parties		(171,632)
Net cash provided by financing activities	1,059,914	1,747,655
Net increase (decrease) in cash and cash equivalents	564	(81,785)
Cash and cash equivalents, beginning of year	3,193	84,978
Cash and cash equivalents, end of year	3,757	3,193
Supplemental cash flows disclosures
Cash paid for interest	85,847	66,006
Non-cash transactions - investing and financing activities
Patent acquisition liability modification		$ 4,380,000